Principal Accounting Policies - Schedule of Assets, Liabilities, Result of Operations and Cash Flows of VIEs and its Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Current assets:
Cash and cash equivalents	¥ 347,817,093			¥ 2,186,288,246	¥ 278,458,413	$ 49,960,799
Restricted cash	27,871,552					4,003,498
Short-term investments	1,276,830,926			115,436,080		183,405,287
Accounts receivable, net	526,822,932			203,984,074		75,673,379
Amounts due from related parties	278,155,878	[1]				39,954,592
Prepayments and other current assets	234,728,386			120,365,506		33,716,623
Total current assets	2,692,226,767			2,626,073,906		386,714,178
Non-current assets:
Property and equipment, net	24,115,374			13,929,542		3,463,957
Long-term investments	37,589,200					5,399,351
Right-of-use assets	69,241,754					9,945,956
Intangible assets	88,943,679			94,527,598		12,775,960
Other non-current assets	20,811,791			10,672,141		2,989,427
Total non-current assets	247,970,128			126,397,611		35,618,681
Total assets	2,940,196,895			2,752,471,517		422,332,859
Current liabilities
Accounts payable, current	328,268,752			131,249,219		47,152,856
Amount due to related parties	3,436,586	[2],[3]				493,635
Registered users’ loyalty payable	134,145,439			256,661,934		19,268,787
Advance from customers and deferred revenue	246,630,128			155,099,317		35,426,201
Salary and welfare payable, current	129,169,734			43,422,202		18,554,071
Tax payable, current	118,156,494			101,286,721		16,972,118
Lease liabilities, current	38,210,188					5,488,550
Accrued liabilities related to users’ loyalty programs	89,184,947			44,133,812		12,810,616
Accrued liabilities and other current liabilities	788,495,442			379,130,559		113,260,284
Total current liabilities	1,875,697,710			1,110,983,764		269,427,118
Lease liabilities, non-current	26,651,446					3,828,241
Total liabilities	3,149,695,951			1,144,301,882		$ 452,425,515
Net revenues	5,570,080,604		$ 800,092,017	3,022,145,785	517,052,950
Net loss	(2,688,680,705)		(386,204,829)	(1,942,571,687)	(94,759,689)
Net cash provided by/(used in) operating activities	(2,367,295,070)		(340,040,660)	(434,764,524)	132,226,406
Net cash provided by/(used in) investing activities	(1,224,151,603)		(175,838,376)	(72,492,552)	(121,918,529)
Net cash (used in) financing activities	1,768,001,310		$ 253,957,498	2,298,043,751	272,121,039
VIEs and its subsidiaries
Current assets:
Cash and cash equivalents	7,807,740			19,464,246
Restricted cash	27,871,552
Short-term investments	31,430,000			5,000,000
Accounts receivable, net	526,689,373			200,289,537
Amount due from subsidiaries of the Company	548,857,973			291,902,904
Amounts due from related parties	262,581,158
Prepayments and other current assets	172,737,341			80,565,668
Total current assets	1,577,975,137			597,222,355
Non-current assets:
Property and equipment, net	23,152,687			13,376,314
Long-term investments	10,000,000
Right-of-use assets	61,931,400
Intangible assets	4,029,056
Other non-current assets	14,211,365			8,945,774
Total non-current assets	113,324,508			22,322,088
Total assets	1,691,299,645			619,544,443
Current liabilities
Accounts payable, current	313,189,188			73,087,671
Amount due to subsidiaries of the Company	2,734,962,567			629,835,620
Amount due to related parties	3,330,101
Registered users’ loyalty payable	127,253,323			249,881,449
Advance from customers and deferred revenue	246,251,382			152,181,358
Salary and welfare payable, current	126,884,752			41,665,582
Tax payable, current	93,025,726			100,757,561
Lease liabilities, current	31,275,663
Accrued liabilities related to users’ loyalty programs	89,184,947			44,133,812
Accrued liabilities and other current liabilities	761,687,143			360,711,336
Total current liabilities	4,527,044,792			1,652,254,389
Lease liabilities, non-current	25,279,037
Total liabilities	4,552,323,829			1,652,254,389
Net revenues	5,627,372,568			3,065,573,756	517,052,950
Net loss	(2,469,063,768)			(1,882,747,022)	(90,843,873)
Net cash provided by/(used in) operating activities	(2,782,745,243)			(77,218,211)	132,992,222
Net cash provided by/(used in) investing activities	(60,545,682)			90,767,728	(121,943,180)
Net cash (used in) financing activities	2,859,505,971			(5,402,941)
Net increase in cash and cash equivalents	¥ 16,215,046			¥ 8,146,576	¥ 11,049,042

[1]	For the year ended December 31, 2018, the service fee charged to related parties consisted of: the advertising and marketing service of RMB 4.5 million provided to a company in which the founder of the Company was a member of key management (the founder was no longer a member of management of that company as of September 30, 2018), and the advertising service of RMB 12.9 million provided to Series B1 shareholder through September 2018 (After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018).
[2]	For the year ended December 31, 2019, the Group entered into a CPM (cost per impression) arrangement with a media platform under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from the related party amounted to RMB 35.6 million for the year ended December 31, 2019.
[3]	For the year ended December 31, 2019, the Group entered into a game cooperation agreement with a game developing company which the founder’s controlled entity has significant influence over. The Company is the principal in the arrangement. The total service fee of RMB6.8 million represents the amount paid to the game developing company in relation to the arrangement.